Leases - Lease-Related Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease expense	$ 1,058	$ 571
Financing lease expense	31	0
Short-term lease expense	186	27
Total lease expense	1,275	598
Cash paid for leases	$ 1,018	$ 557
Weighted – average remaining lease term – operating leases (years)	4 years 10 months 24 days	1 year 7 months 6 days
Weighted – average discount rate – operating leases (as a percent)	4.40%	4.50%